Financial instruments (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Notional value
Fair value	R$ 27	58
Weighted exchange rate	R$ 4.95
weighted interest rate	10.41%
Gain loss on fair value	R$ 48	83
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 189	R$ 469